SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended									12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 CNY	Dec. 13, 2013 USD ($)	Dec. 31, 2014 Other Receivables [Member] USD ($)	Dec. 31, 2013 Other Receivables [Member] USD ($)	Dec. 13, 2013 BTL [Member] CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Accounting Policies [Line Items]
Accounts Receivables, Prior Considered Past Due	1 year	1 year
Accounts Receivable Term										60 years	180 years
Allowance For Doubtful Accounts Receivable, Current	$ 1,600,920	9,839,708	$ 935,865		5,665,692		$ 598,747	$ 598,747
Advances to Suppliers	4,862,222		7,077,275
Advances from customers	167,285		317,947
Inventory Valuation Reserves	594,188	3,652,047	53,281		322,559
Value Added Tax Payable, Percentage	17.00%	17.00%
Product Warranty Accrual, Current	134,220		348,591
Product Warranty Expense	72,510		57,962	97,937
Shipping, Handling and Transportation Costs	54,318		67,051	58,078
Advertising Expense	109,738		78,608	56,656
Income Tax Recognizes Tax Benefit Percentage	50.00%	50.00%
Research and Development Expense, Total	615,334		484,770	230,854
Additional Amount Contributed By Shareholders						327,400			2,000,000
Deposits Assets, Noncurrent	3,480,509		0
Deposit Asset Related Party	1,498,627		0
Impairment of Intangible Assets, Finite-lived	$ 395,506	2,429,828	$ 0	$ 0
Voting Ownership Interest Percentage	50.00%	50.00%